Taxes (Details) - Schedule of (Loss) Income Before Provision for Income Taxes - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of (Loss) Income Before Provision for Income Taxes [Line Items]
(Loss) income before provision for income taxes	$ (1,561,607)	$ 866,731	$ 1,438,221
Outside China [Member]
Schedule of (Loss) Income Before Provision for Income Taxes [Line Items]
(Loss) income before provision for income taxes	(120,000)	(216,100)	(56,250)
China [Member]
Schedule of (Loss) Income Before Provision for Income Taxes [Line Items]
(Loss) income before provision for income taxes	$ (1,441,607)	$ 1,082,831	$ 1,494,471